FINANCIAL RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Trade accounts receivable and VAT	$ 2,061	$ 2,011
0 to 30 days
Disclosure of risk management strategy related to hedge accounting [line items]
Trade accounts receivable and VAT	1,466	1,343
31 to 60 days
Disclosure of risk management strategy related to hedge accounting [line items]
Trade accounts receivable and VAT	199	400
61 to 90 days
Disclosure of risk management strategy related to hedge accounting [line items]
Trade accounts receivable and VAT	422	142
over 90 days
Disclosure of risk management strategy related to hedge accounting [line items]
Trade accounts receivable and VAT	$ (26)	$ 126